Acquisition of Assets (Details Textual) - USD ($)		1 Months Ended
	Nov. 06, 2014	Jan. 30, 2013
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 400,000
Business Acquisition Purchases Price Allocation Assets Acquired		100,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	$ 55,000
Maximum [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Current		$ 44,000,000